Income taxes - Tax loss carryforwards (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Tax loss carryforwards	$ 378,664
Tax loss carryforwards utilized	79,482	$ 86,885	$ 199,537
Other subsidiary losses
Income taxes
Tax loss carryforwards	$ 93,711
Duration of tax losses	10 years
2003
Income taxes
Tax loss carryforwards	$ 126,307
2004
Income taxes
Tax loss carryforwards	170,307
2005
Income taxes
Tax loss carryforwards	1,837
2007
Income taxes
Tax loss carryforwards	3,348
2008
Income taxes
Tax loss carryforwards	5,883
2018
Income taxes
Tax loss carryforwards	7,258
2019
Income taxes
Tax loss carryforwards	7,601
2020
Income taxes
Tax loss carryforwards	29,551
2021
Income taxes
Tax loss carryforwards	$ 26,572